SCHEDULE OF MAJOR RELATED PARTIES AND THEIR RELATIONSHIPS WITH COMPANY (Details)	12 Months Ended
Jun. 30, 2026
Feng Huang [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Ultimate majority shareholder of the Company, CEO and Chairman of the Board